Financial liabilities - Disclosure of financial liabilities per maturity (Details) € in Thousands					1 Months Ended		6 Months Ended
	Aug. 31, 2022 EUR (€) loan	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 30, 2019 EUR (€)	Jul. 03, 2017 EUR (€)	Jul. 31, 2024 EUR (€)	Aug. 31, 2022 EUR (€) loan	Jun. 30, 2026 EUR (€) loan_agreement	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities							€ 20,206	€ 27,029	€ 22,571	€ 30,995
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							(10)	507
Repayments of borrowings/leases liabilities							(2,355)	(4,454)
Exchange rate variation (non cash)							0	(19)
Current prepaid expenses							€ 1,861		2,387
Financial covenant capital risk margin, percentage							15.00%
Financial covenant minimum financial assets threshold							€ 8,400
Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses							€ 375		500
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowing, number of loan agreement	2					2	2
Borrowing, maturity	5 years						5 years
Borrowing, grace period	1 year
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Borrowing, maturity						4 years
Borrowings, interest rate	1.56%					1.56%
Number of loans | loan						2
State guaranteed loan Société Générale | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 877					€ 877
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate	0.95%					0.95%
State guaranteed loan BNP Paribas | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 379					€ 379
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities							€ 8,910	12,653	10,162	15,125
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	7
Repayments of borrowings/leases liabilities							(1,252)	(2,479)
Exchange rate variation (non cash)							0	0
Notional amount		€ 20,000
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities							3,849	5,478	4,393	6,558
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	2
Repayments of borrowings/leases liabilities							(544)	(1,082)
Exchange rate variation (non cash)							0	0
Notional amount		8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities							0	0	0	0
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	0
Repayments of borrowings/leases liabilities							0	0
Exchange rate variation (non cash)							0	0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities							0	274	137	131
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	280
Repayments of borrowings/leases liabilities							(137)	(137)
Exchange rate variation (non cash)							0	0
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities							9	100	55	164
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							2	0
Repayments of borrowings/leases liabilities							(48)	(45)
Exchange rate variation (non cash)							0	(19)
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities							0	0	0	0
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	0
Repayments of borrowings/leases liabilities							0	0
Exchange rate variation (non cash)							0	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities							8	51	40	71
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							(12)	6
Repayments of borrowings/leases liabilities							(20)	(26)
Exchange rate variation (non cash)							0	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities							0	5	0	9
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	0
Repayments of borrowings/leases liabilities							0	(4)
Exchange rate variation (non cash)							0	0
Lease liabilities - Meraki
Disclosure of financial liabilities [Line Items]
Financial liabilities							115	186	150	0
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	212
Repayments of borrowings/leases liabilities							(35)	(26)
Exchange rate variation (non cash)							0	0
Borrowing – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities							0	14	0	43
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	0
Repayments of borrowings/leases liabilities							0	(28)
Exchange rate variation (non cash)							0	0
Borrowing – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities							7,315	8,267	7,634	€ 8,894
Proceeds from borrowing							0	0
Proceeds from lease liabilities and other non cash effects							0	0
Repayments of borrowings/leases liabilities							(319)	(627)
Exchange rate variation (non cash)							0	€ 0
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount		€ 28,700
Borrowing, number of loan agreement | loan_agreement		2
Borrowing, maturity		1 year
Borrowing, maturity, extension period option		5 years
Borrowing, percentage of state-guaranteed loan		90.00%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities							€ 7,315		€ 7,634		€ 1,300	€ 1,300
Proceeds from borrowing			€ 13,900
Loan agreement, maximum borrowing capacity				€ 15,200
Loan agreement, collateral				15,200
Borrowings, maturity period			12 years
Security interest on pledge of financial instruments will be released in 2024				4,200
Security interest on pledge of financial instruments will be released in 2027				5,000
Security interest on pledge of financial instruments will be released in 2031				€ 6,000
Security interest on pledge of financial instruments released					€ 4,200
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate							2.01%